Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)		€ 5,736	€ 5,636
Purchases (sales) of property, plant and equipment and intangible assets	[1]	(3,809)	(3,892)
Repayments of lease liabilities		(789)	(737)
Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Elimination of telecommunication licenses paid		202	302
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Elimination of significant litigation paid / (received)		(22)	(13)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)		5,885	5,789
Purchases (sales) of property, plant and equipment and intangible assets		(3,789)	(3,880)
Repayments of lease liabilities		(787)	(734)
Repayments of debts relating to financed assets		(56)	(44)
Elimination of telecommunication licenses paid		202	302
Elimination of significant litigation paid / (received)		22	13
Organic cash flow from telecom activities		€ 1,477	€ 1,445

[1]	Including telecommunication licenses paid for (202) million euros at June 30, 2023 and (302) million euros at June 30, 2022.